Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Equity
Equity reserves	$ 34,345	$ 30,292
Legal reserve
Equity
Equity reserves	13,148	13,148
Fiscal and statutory reserves
Equity
Equity reserves	509	509
Other reserves
Equity
Equity reserves	$ 20,688	$ 16,635